Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios for US Downward scenario (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,119,650	£ 1,113,200
Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,547	4,568
Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,231	4,296
Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,056	4,027
Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,461	4,519
Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,130	4,930
Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,105	7,051
Wholesale loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741	831
Wholesale loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	611
Wholesale loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558
Wholesale loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	679	£ 787
Wholesale loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	977
Wholesale loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,852
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,619	£ 30,494
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505	£ 355
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 69,012	£ 31,082
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495	£ 343
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	0.90%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 69,190	£ 32,104
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 490	£ 304
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,388	£ 30,536
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495	£ 351
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,309	£ 29,846
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511	£ 365
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	1.60%
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 67,015	£ 24,884
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 528	£ 388
Stage 1 [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Stage 1 [member] | Wholesale loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 160,544	£ 80,835
Stage 1 [member] | Wholesale loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 209	£ 175
Stage 1 [member] | Wholesale loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Stage 1 [member] | Wholesale loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162,058	£ 81,180
Stage 1 [member] | Wholesale loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174	£ 163
Stage 1 [member] | Wholesale loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Stage 1 [member] | Wholesale loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162,717	£ 81,346
Stage 1 [member] | Wholesale loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162	£ 161
Stage 1 [member] | Wholesale loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Stage 1 [member] | Wholesale loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161,111	£ 80,941
Stage 1 [member] | Wholesale loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 188	£ 162
Stage 1 [member] | Wholesale loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Stage 1 [member] | Wholesale loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,720	£ 80,517
Stage 1 [member] | Wholesale loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 271	£ 203
Stage 1 [member] | Wholesale loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Stage 1 [member] | Wholesale loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 143,323	£ 73,715
Stage 1 [member] | Wholesale loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 297	£ 242
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.80%	18.40%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,406	£ 10,943
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,844	£ 2,013
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.90%	17.20%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,108	£ 10,355
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,562	£ 1,779
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.30%	16.80%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,449	£ 9,334
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,412	£ 1,569
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.50%	18.10%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,075	£ 10,902
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,771	£ 1,969
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.20%	20.10%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,663	£ 11,591
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,384	£ 2,331
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.80%	26.40%
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,615	£ 16,553
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,285	£ 4,366
Stage 2 [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.80%
Stage 2 [member] | Wholesale loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,947	£ 11,377
Stage 2 [member] | Wholesale loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 414	£ 323
Stage 2 [member] | Wholesale loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.60%
Stage 2 [member] | Wholesale loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,433	£ 11,031
Stage 2 [member] | Wholesale loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 323	£ 290
Stage 2 [member] | Wholesale loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.10%	2.50%
Stage 2 [member] | Wholesale loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,773	£ 10,866
Stage 2 [member] | Wholesale loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 285	£ 277
Stage 2 [member] | Wholesale loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.70%
Stage 2 [member] | Wholesale loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,380	£ 11,271
Stage 2 [member] | Wholesale loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 374	£ 302
Stage 2 [member] | Wholesale loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.10%	3.40%
Stage 2 [member] | Wholesale loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,770	£ 11,694
Stage 2 [member] | Wholesale loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 579	£ 397
Stage 2 [member] | Wholesale loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.30%	4.40%
Stage 2 [member] | Wholesale loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,168	£ 18,496
Stage 2 [member] | Wholesale loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,427	£ 813
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.10%	73.40%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,198	£ 2,200
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.30%	72.50%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174	£ 2,174
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.60%	71.80%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154	£ 2,154
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.00%	73.30%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,195	£ 2,199
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.30%	74.50%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,235	£ 2,234
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.20%	76.60%
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,008	£ 2,999
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,292	£ 2,297
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	28.60%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489	£ 1,165
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 118	£ 333
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.60%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 114
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.40%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 111
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	27.70%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489	£ 1,165
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 117	£ 323
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.50%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.60%
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,489
Credit Impaired - Stage 3 [member] | Wholesale loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128